Leases - Changes in right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in right-of-use assets
Balance - January 1	$ 759.8	$ 1,008.0
Additions	161.9	136.0
Disposals	(15.9)	(61.0)
Depreciation	(157.1)	(181.3)
Acquisitions of subsidiaries	56.7	15.0
Deconsolidation of subsidiaries	(4.0)	(148.1)
Foreign exchange effect and other	(32.9)	(8.8)
Balance - December 31	768.5	759.8
Insurance and reinsurance companies
Changes in right-of-use assets
Balance - January 1	328.8	396.1
Additions	63.7	44.0
Disposals	(7.5)	(41.2)
Depreciation	(67.2)	(68.3)
Acquisitions of subsidiaries		0.9
Deconsolidation of subsidiaries	(1.1)	(1.4)
Foreign exchange effect and other	(9.5)	(1.3)
Balance - December 31	307.2	328.8
Non-insurance companies
Changes in right-of-use assets
Balance - January 1	431.0	611.9
Additions	98.2	92.0
Disposals	(8.4)	(19.8)
Depreciation	(89.9)	(113.0)
Acquisitions of subsidiaries	56.7	14.1
Deconsolidation of subsidiaries	(2.9)	(146.7)
Foreign exchange effect and other	(23.4)	(7.5)
Balance - December 31	$ 461.3	$ 431.0